Financial investments	3 Months Ended
Mar. 31, 2020
Financial investments [Abstract]
Financial investments
Note 8. - Financial investments

The detail of Non-current and Current financial investments as of March 31, 2020 and December 31, 2019 is as follows:

	Balance as of March 31, 2020	Balance as of December 31, 2019
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	11,189	9,874
Fair Value through Profit and Loss (Investment in Rioglass)	4,669	7,000
Derivative assets	2,923	3,182
Other receivable accounts at amortized cost	72,976	71,531
Total non-current financial investments	91,757	91,587
Contracted concessional financial assets	153,786	160,624
Derivative assets	4,616	2,048
Other receivable accounts at amortized cost	24,696	55,905
Total current financial investments	183,098	218,577

Investment in Ten West Link is a 12.5% interest in a 114-mile transmission line in the U.S.

Investment in Rioglass corresponds to a 15.12% equity interest in Rioglass, a multinational solar power and renewable energy technology manufacturer.